SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	MARCH 31, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	$810	$806
SBA Tower Trust, Series 2014-2 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 3.869%, 10-8-24 (A)	2,000	2,119
SBA Tower Trust, Series 2017-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC), 3.168%, 4-11-22 (A)	1,250	1,252
SBA Tower Trust, Series 2019-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.836%, 1-15-25 (A)	1,621	1,700
SBA Tower Trust, Series 2020-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 1.884%, 1-15-26 (A)	1,155	1,169

TOTAL ASSET-BACKED SECURITIES – 1.7%		$7,046
(Cost: $7,021)

CORPORATE DEBT SECURITIES

Communication Services

Cable & Satellite – 0.9%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 4.500%, 2-1-24	2,700	2,953
Omnicom Group, Inc. and Omnicom Capital, Inc., 3.650%, 11-1-24	700	761
		3,714

Integrated Telecommunication Services – 2.7%
AT&T, Inc.:
4.125%, 2-17-26	1,500	1,680
1.700%, 3-25-26	1,350	1,349
2.950%, 7-15-26	1,250	1,345
Qwest Corp., 6.750%, 12-1-21	1,386	1,433
Sprint Corp., 7.875%, 9-15-23	1,721	1,967
Verizon Communications, Inc.:
0.750%, 3-22-24	1,350	1,352
1.450%, 3-20-26	800	800
3.000%, 3-22-27	1,805	1,931
		11,857

Movies & Entertainment – 1.0%
Netflix, Inc.:

5.500%, 2-15-22	1,310	1,362
5.875%, 2-15-25	1,250	1,433
TWDC Enterprises 18 Corp., 7.550%, 7-15-93	1,350	1,581
		4,376

Publishing – 0.3%
Thomson Reuters Corp., 4.300%, 11-23-23	1,269	1,376

Wireless Telecommunication Service – 1.9%
Crown Castle Towers LLC:

3.222%, 5-15-22(A)	4,300	4,326
3.720%, 7-15-23(A)	745	774
3.663%, 5-15-25(A)	950	1,013
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	278	280
T-Mobile USA, Inc., 3.500%, 4-15-25(A)	1,500	1,618
		8,011
Total Communication Services - 6.8%		29,334

Consumer Discretionary

Apparel Retail – 0.1%
Kohl’s Corp., 3.250%, 2-1-23	269	279

Apparel, Accessories & Luxury Goods – 0.7%
PVH Corp., 4.625%, 7-10-25	1,500	1,649
VF Corp., 2.050%, 4-23-22	1,225	1,245
		2,894

Automobile Manufacturers – 1.0%
General Motors Co., 4.875%, 10-2-23	1,000	1,095
Nissan Motor Co. Ltd., 3.043%, 9-15-23(A)	1,250	1,308
Volkswagen Group of America, Inc., 0.875%, 11-22-23(A)	1,850	1,857
		4,260

Automotive Retail – 0.3%
7-Eleven, Inc., 0.800%, 2-10-24(A)	1,000	997
AutoNation, Inc., 3.500%, 11-15-24	525	565
		1,562

Casinos & Gaming – 0.2%
Genting New York LLC and Genny Capital, Inc., 3.300%, 2-15-26(A)	725	724
GLP Capital L.P. and GLP Financing II, Inc., 5.375%, 11-1-23	280	306
		1,030

Department Stores – 0.1%
Nordstrom, Inc., 2.300%, 4-8-24(A)	270	270

General Merchandise Stores – 0.4%
Dollar General Corp., 3.250%, 4-15-23	1,840	1,936

Homebuilding – 0.9%
D.R. Horton, Inc., 2.600%, 10-15-25	625	657
Lennar Corp.:
4.125%, 1-15-22	1,000	1,016
4.750%, 11-15-22(B)	2,000	2,097
		3,770

Internet & Direct Marketing Retail – 0.2%
Expedia Group, Inc.:
3.600%, 12-15-23(A)	775	825
6.250%, 5-1-25(A)	220	254
		1,079
Total Consumer Discretionary - 3.9%		17,080

Consumer Staples

Agricultural Products – 0.3%
Cargill, Inc., 1.375%, 7-23-23(A)	1,500	1,531

Brewers – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 4.150%, 1-23-25	850	944

Distillers & Vintners – 1.2%
Constellation Brands, Inc.:
3.200%, 2-15-23	2,250	2,354
4.250%, 5-1-23	1,188	1,275
Diageo Capital plc (GTD by Diageo plc), 3.500%, 9-18-23	1,300	1,393
		5,022

Food Distributors – 0.7%
McCormick & Co., Inc.:
3.500%, 9-1-23	475	505
0.900%, 2-15-26	1,025	999
Sysco Corp., 5.650%, 4-1-25	1,500	1,744
		3,248

Food Retail – 0.3%
Alimentation Couche-Tard, Inc., 2.700%, 7-26-22(A)	1,166	1,197

Packaged Foods & Meats – 0.3%
Campbell Soup Co., 3.950%, 3-15-25	1,025	1,126

Soft Drinks – 0.9%
Coca-Cola Refreshments USA, Inc., 8.000%, 9-15-22	2,125	2,359
Keurig Dr Pepper, Inc.:
4.057%, 5-25-23	854	916
0.750%, 3-15-24	680	680
		3,955
Total Consumer Staples - 3.9%		17,023

Energy

Oil & Gas Exploration & Production – 0.6%
Aker BP ASA, 2.875%, 1-15-26(A)	1,325	1,369
EQT Corp., 3.000%, 10-1-22	1,050	1,067
		2,436

Oil & Gas Refining & Marketing – 0.2%
HollyFrontier Corp., 2.625%, 10-1-23	1,075	1,107

Oil & Gas Storage & Transportation – 2.7%
Cheniere Corpus Christi Holdings LLC, 7.000%, 6-30-24	500	576
Enbridge, Inc., 2.900%, 7-15-22	2,470	2,540

EQT Midstream Partners L.P., 4.750%, 7-15-23	506	525
Galaxy Pipeline Assets BidCo Ltd., 1.750%, 9-30-27(A)	1,500	1,499
Kinder Morgan Energy Partners L.P., 3.450%, 2-15-23	1,646	1,723
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22(A)	1,550	1,572
Plains All American Pipeline L.P. and PAA Finance Corp., 3.850%, 10-15-23	1,800	1,904
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.250%, 4-1-24	1,132	1,227
		11,566
Total Energy - 3.5%		15,109

Financials

Asset Management & Custody Banks – 1.8%
Ares Capital Corp.:
3.625%, 1-19-22	404	412
3.500%, 2-10-23	1,110	1,157
4.250%, 3-1-25	1,379	1,480
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.000%, 4-1-24	1,150	1,249
Citadel Finance LLC, 3.375%, 3-9-26(A)	1,783	1,764
National Securities Clearing Corp., 1.200%, 4-23-23(A)	350	355
Owl Rock Capital Corp., 3.400%, 7-15-26	1,300	1,317
		7,734
Consumer Finance – 2.7%
Ally Financial, Inc.:
1.450%, 10-2-23	3,060	3,107
5.800%, 5-1-25	2,150	2,492
Caterpillar Financial Services Corp., 0.450%, 9-14-23	1,000	1,000
CenterPoint Energy Resources Corp., 0.700%, 3-2-23	550	550
Discover Bank:
3.350%, 2-6-23	1,830	1,915
2.450%, 9-12-24	800	837
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 5.200%, 3-20-23	1,000	1,084
Hyundai Capital America, 1.250%, 9-18-23(A)	800	806
		11,791

Diversified Banks – 5.6%
Bank of America Corp.:
4.100%, 7-24-23	2,983	3,223
4.125%, 1-22-24	1,000	1,093
4.200%, 8-26-24	1,325	1,461
4.000%, 1-22-25	1,000	1,095
Mitsubishi UFJ Financial Group, Inc., 0.848%, 9-15-24	1,500	1,501
Mizuho Financial Group, Inc., 0.849%, 9-8-24	1,800	1,804
National Bank of Canada, 2.100%, 2-1-23	1,400	1,439
Sumitomo Mitsui Financial Group, Inc., 2.784%, 7-12-22	1,710	1,761

Sumitomo Mitsui Trust Bank Ltd., 0.800%, 9-12-23(A)	1,300	1,304
Svenska Handelsbanken AB, 0.625%, 6-30-23(A)	1,500	1,505
Synchrony Bank, 3.000%, 6-15-22	1,500	1,540
U.S. Bancorp:
2.375%, 7-22-26	844	881
5.125%, 1-15-68(C)	3,380	3,384
Wells Fargo & Co., 3.000%, 4-22-26	2,300	2,458
		24,449

Financial Exchanges & Data – 1.1%
Intercontinental Exchange, Inc.:
0.700%, 6-15-23	1,300	1,304
3.450%, 9-21-23	2,080	2,221
Moody’s Corp., 2.625%, 1-15-23	1,250	1,296
		4,821

Investment Banking & Brokerage – 3.3%
Charles Schwab Corp. (The), 0.900%, 3-11-26	2,600	2,567
E*TRADE Financial Corp., 2.950%, 8-24-22	1,908	1,970
Goldman Sachs Group, Inc. (The):
3.850%, 7-8-24	1,500	1,630
4.250%, 10-21-25	2,500	2,791
0.870%, 12-9-26	1,300	1,299
Morgan Stanley:
3.700%, 10-23-24	1,350	1,478
3.125%, 7-27-26	2,257	2,429
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 4.000%, 5-31-23(D)	300	313
		14,477

Life & Health Insurance – 1.4%
Aflac, Inc., 1.125%, 3-15-26	1,350	1,339
MassMutual Global Funding II, 2.250%, 7-1-22(A)	1,250	1,280
Metropolitan Life Global Funding I, 0.900%, 6-8-23(A)	1,250	1,261
Protective Life Global Funding, 0.631%, 10-13-23(A)	750	752
Reliance Standard Life Insurance II, 2.150%, 1-21-23(A)	1,400	1,437
		6,069

Multi-Line Insurance – 0.6%
Athene Global Funding:
2.800%, 5-26-23(A)	1,500	1,565
0.950%, 1-8-24(A)	1,000	999
		2,564

Other Diversified Financial Services – 3.3%
Citigroup, Inc.:
2.750%, 4-25-22	2,000	2,047
3.500%, 5-15-23	1,510	1,598
2.876%, 7-24-23	1,400	1,442
0.776%, 10-30-24	1,300	1,299
5.500%, 9-13-25	1,000	1,159
JPMorgan Chase & Co.:
3.875%, 9-10-24	847	929
0.653%, 9-16-24	1,000	1,002
1.045%, 11-19-26	3,900	3,809
USAA Capital Corp., 1.500%, 5-1-23(A)	1,000	1,021
		14,306

Regional Banks – 0.5%
First Horizon National Corp., 3.550%, 5-26-23	2,000	2,114

Specialized Finance – 1.2%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.300%, 1-23-23	850	881
4.500%, 9-15-23	1,000	1,076
Corporacion Andina de Fomento, 2.375%, 5-12-23	500	516
Fidelity National Financial, Inc., 5.500%, 9-1-22	1,290	1,377
FS KKR Capital Corp., 4.750%, 5-15-22	820	849
LSEGA Financing plc, 0.650%, 4-6-24(A)	540	539
		5,238
Total Financials - 21.5%		93,563
Health Care
Health Care Equipment – 0.6%
Becton Dickinson & Co., 3.734%, 12-15-24	1,350	1,474
Boston Scientific Corp., 3.850%, 5-15-25	875	967
		2,441

Health Care Facilities – 0.5%
HCA, Inc. (GTD by HCA Holdings, Inc.):
4.750%, 5-1-23	656	707
5.875%, 5-1-23	1,469	1,600
		2,307

Pharmaceuticals – 1.8%
AbbVie, Inc., 2.300%, 11-21-22	1,400	1,441
Bayer U.S. Finance II LLC, 2.850%, 4-15-25(A)	1,260	1,295
Elanco Animal Health, Inc., 5.022%, 8-28-23(B)	1,700	1,830
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
0.750%, 9-2-23(A)	1,800	1,798
1.200%, 9-2-25(A)	1,647	1,613
		7,977
Total Health Care - 2.9%		12,725
Industrials
Aerospace & Defense – 2.2%
BAE Systems plc, 4.750%, 10-11-21(A)	1,170	1,195
Boeing Co. (The):
2.200%, 10-30-22	2,000	2,036
2.800%, 3-1-23	2,250	2,332
Harris Corp., 3.832%, 4-27-25	775	849
Park Aerospace Holdings Ltd.:
5.250%, 8-15-22(A)	250	262
5.500%, 2-15-24(A)	1,300	1,413
Raytheon Technologies Corp., 2.500%, 12-15-22	1,500	1,543
		9,630

Agricultural & Farm Machinery – 0.7%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC), 1.950%, 7-2-23	1,550	1,591
John Deere Capital Corp., 0.700%, 7-5-23	1,250	1,260

		2,851

Airlines – 0.7%
Aviation Capital Group LLC, 4.375%, 1-30-24(A)	1,000	1,063
Delta Air Lines, Inc., 3.400%, 4-19-21	1,800	1,800

		2,863

Diversified Support Services – 0.3%
Genpact Luxembourg S.a.r.l. and Genpact USA, Inc., 1.750%, 4-10-26	1,100	1,093

Electrical Components & Equipment – 0.2%
Vontier Corp., 1.800%, 4-1-26(A)	815	811

Environmental & Facilities Services – 1.4%
Republic Services, Inc., 0.875%, 11-15-25	1,800	1,762
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.400%, 5-15-23	2,413	2,502
0.750%, 11-15-25	1,955	1,913

		6,177

Industrial Conglomerates – 0.1%
General Electric Capital Corp., 5.012%, 1-1-24	534	562

Industrial Machinery – 0.2%
Roper Technologies, Inc., 0.450%, 8-15-22	1,000	1,000

Research & Consulting Services – 0.4%
IHS Markit Ltd., 5.000%, 11-1-22(A)	1,690	1,780

Total Industrials - 6.2%		26,767

Information Technology

Application Software – 0.5%
Infor, Inc., 1.450%, 7-15-23(A)	877	888
NXP B.V. and NXP Funding LLC, 3.875%, 6-18-26(A)	1,000	1,100

		1,988

Communications Equipment – 0.1%
Motorola Solutions, Inc., 3.500%, 3-1-23	312	328

Data Processing & Outsourced Services – 1.2%
Fidelity National Information Services, Inc., 0.600%, 3-1-24	1,365	1,357
Global Payments, Inc., 2.650%, 2-15-25	1,375	1,444
PayPal Holdings, Inc., 1.350%, 6-1-23	2,250	2,290

		5,091

Electronic Components – 0.1%
Maxim Integrated Products, Inc., 3.375%, 3-15-23	225	236

Internet Services & Infrastructure – 0.1%
Baidu, Inc., 1.720%, 4-9-26	379	377

IT Consulting & Other Services – 0.4%
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 2.950%, 5-15-23(A)	1,870	1,955

Semiconductors – 0.4%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 3.625%, 1-15-24	450	482
Xilinx, Inc., 2.950%, 6-1-24	1,325	1,407

		1,889

Systems Software – 0.2%
Fortinet, Inc., 1.000%, 3-15-26	1,095	1,071

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc., 3.000%, 2-9-24	2,650	2,828
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 6-1-23	650	691

		3,519

Total Information Technology - 3.8%		16,454

Materials

Diversified Chemicals – 0.2%
DowDuPont, Inc., 4.205%, 11-15-23	800	869

Fertilizers & Agricultural Chemicals – 0.4%
Mosaic Co. (The):
3.250%, 11-15-22	774	804
4.250%, 11-15-23	250	270
Nutrien Ltd., 1.900%, 5-13-23	500	513

		1,587

Paper Packaging – 0.3%
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC), 0.821%, 4-15-24(A)	1,350	1,346

Total Materials - 0.9%		3,802

Real Estate

Industrial REITs – 0.3%
Avolon Holdings Funding Ltd.:
3.625%, 5-1-22(A)	500	510
4.250%, 4-15-26(A)	800	838

		1,348

Specialized REITs – 2.4%
American Tower Corp.:
3.070%, 3-15-23(A)	3,545	3,587
0.600%, 1-15-24	1,300	1,298
Crown Castle International Corp.:
3.150%, 7-15-23	400	424
1.050%, 7-15-26	1,650	1,597
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.), 2.900%, 11-15-24	1,000	1,056
Equinix, Inc.:
2.625%, 11-18-24	1,112	1,172
1.000%, 9-15-25(C)	1,325	1,301

		10,435

Total Real Estate - 2.7%		11,783

Utilities

Electric Utilities – 3.1%
American Transmission Systems, Inc., 5.250%, 1-15-22(A)	275	284
CenterPoint Energy, Inc., 2.500%, 9-1-22	3,000	3,081

Edison International, 3.550%, 11-15-24	1,300	1,397
Evergy, Inc., 5.292%, 6-15-22(B)	1,154	1,204
FirstEnergy Corp., 2.850%, 7-15-22	1,665	1,690
MidAmerican Energy Co., 3.700%, 9-15-23	1,045	1,117
National Rural Utilities Cooperative Finance Corp., 1.000%, 6-15-26	800	779
Southern Co. (The), 0.600%, 2-26-24	1,365	1,356
Virginia Electric and Power Co., Series C, 2.750%, 3-15-23	2,675	2,774

		13,682

Multi-Utilities – 0.6%
Dominion Energy Gas Holdings LLC, 3.550%, 11-1-23	1,235	1,314
Pacific Gas and Electric Co. (3-Month U.S. LIBOR plus 137.50 bps), 1.573%, 11-15-21(D)	1,300	1,302

		2,616

Total Utilities - 3.7%		16,298

TOTAL CORPORATE DEBT SECURITIES – 59.8%		$259,938
(Cost: $257,848)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 0.2%
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class AK16, 0.000%, 12-27-43(A)(E)	1,000	981

TOTAL MORTGAGE-BACKED SECURITIES - 0.2%		$981
(Cost: $980)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 1.0%
Federal Home Loan Bank, 2.250%, 7-21-31	1,640	1,642
U.S. Department of Transportation, 6.001%, 12-7-21(A)	2,500	2,593

		4,235

Mortgage-Backed Obligations - 14.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 2.500%, 5-15-44	390	408
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps), 1.969%, 8-25-25(A)(D)	1,318	1,293
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 205 bps), 2.169%, 6-25-28(A)(D)	596	587
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 215 bps), 2.269%, 1-25-27(A)(D)	598	591

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 220 bps):
2.320%, 7-25-26(A)(D)	1,202	1,202
2.319%, 4-25-29(A)(D)	774	771
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 225 bps), 2.369%, 12-25-29(A)(D)	1,244	1,233
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 230 bps):
2.419%, 8-25-29(A)(D)	1,608	1,610
2.419%, 9-25-29(A)(D)	500	502
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 235 bps), 2.469%, 2-25-26(A)(D)	2,051	2,051
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 245 bps), 2.569%, 11-25-29(A)(D)	1,350	1,357
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps), 2.619%, 11-25-24(A)(D)	422	422
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps), 2.669%, 6-25-27(A)(D)	415	413
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 265 bps), 2.769%, 5-25-27(A)(D)	759	766
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 435 bps), 4.469%, 11-25-21(A)(D)	2,923	2,925
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR), 4.119%, 9-25-22(A)(D)	359	359
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index):
3.498%, 8-25-46(A)(D)	1,250	1,312
3.625%, 11-25-47(A)(D)	1,500	1,512
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
3.394%, 7-25-22(A)(D)	1,720	1,773
3.632%, 7-25-46(A)(D)	2,000	2,097
3.935%, 12-25-46(A)(D)	1,270	1,364
3.562%, 11-25-47(A)(D)	5,000	5,119
3.535%, 2-25-48(A)(D)	2,000	2,026

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.485%, 11-25-23(A)(D)	600	625
3.583%, 11-25-23(A)(D)	10,870	11,337
3.868%, 5-25-45(A)(D)	600	620
3.556%, 6-25-45(A)(D)	1,000	1,049
3.498%, 8-25-46(A)(D)	1,009	1,070
3.562%, 11-25-47(A)(D)	2,724	2,822
3.535%, 2-25-48(A)(D)	1,000	1,020
3.588%, 6-25-48(A)(D)	1,170	1,257
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
3.731%, 6-25-22(A)(D)	2,000	2,053
4.055%, 5-25-25(A)(D)	225	244
3.678%, 11-25-49(A)(D)	1,900	2,029
3.648%, 11-25-50(A)(D)	5,650	6,024
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates, 4.500%, 8-1-30	355	391
Federal National Mortgage Association Fixed Rate Pass-Through Certificates, 4.244%, 6-1-21	91	91
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	493	509

		62,834

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 15.5%		$67,069
(Cost: $65,405)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 21.8%
U.S. Treasury Notes:
2.125%, 12-31-21	7,000	7,108
1.500%, 1-31-22	14,750	14,925
1.875%, 2-28-22	19,000	19,311
1.750%, 4-30-22	13,000	13,233
1.750%, 5-31-22	2,250	2,293
2.000%, 7-31-22	10,000	10,251
1.375%, 10-15-22	1,000	1,019
2.375%, 1-31-23	2,250	2,341
2.500%, 3-31-23	1,000	1,047
0.250%, 6-15-23	10,000	10,011
0.125%, 8-15-23	6,300	6,285
0.125%, 12-15-23	3,000	2,987
0.375%, 11-30-25	4,000	3,913

		94,724

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 21.8%		$94,724
(Cost: $93,317)

SHORT-TERM SECURITIES
Commercial Paper(F) - 0.4%
Duke Energy Corp., 0.120%, 4-1-21	1,300	1,300
General Motors Financial Co., Inc.:
0.280%, 4-1-21	250	250
0.290%, 4-7-21	300	300

		1,850

Master Note - 0.2%
Toyota Motor Credit Corp. (1-Week U.S. LIBOR plus 25 bps), 0.340%, 4-7-21(G)	800	800

	Shares
Money Market Funds(I) - 0.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010% (H)	1,071	1,071
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	657	657

		1,728

TOTAL SHORT-TERM SECURITIES – 1.0%		$4,378
(Cost: $4,378)

TOTAL INVESTMENT SECURITIES – 100.0%		$434,136
(Cost: $428,949)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		62

NET ASSETS – 100.0%		$434,198

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $128,989 or 29.7% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2021.
(C)	All or a portion of securities with an aggregate value of $3,746 are on loan.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(E)	Zero coupon bond.
(F)	Rate shown is the yield to maturity at March 31, 2021.
(G)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Investment made with cash collateral received from securities on loan.
(I)	Rate shown is the annualized 7-day yield at March 31, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$7,046	$—
Corporate Debt Securities	—	259,938	—
Mortgage-Backed Securities	—	981	—
United States Government Agency Obligations	—	67,069	—
United States Government Obligations	—	94,724	—
Short-Term Securities	1,728	2,650	—
Total	$1,728	$432,408	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$428,949

Gross unrealized appreciation	6,527

Gross unrealized depreciation	(1,340)

Net unrealized appreciation	$5,187